COMMITMENTS AND CONTINGENCIES - Additional Information - Other Commitments - Regular License (Detail) - 12 months ended Dec. 31, 2019 $ in Thousands	USD ($)	PHP (₱)
Commitments And Contingencies [Line Items]
Cultural heritage fee percentage of casino revenues generated from non-junket operation tables payable to a foundation	2.00%	2.00%
Additional fee percentage on non-gaming revenues payable to PAGCOR	5.00%	5.00%
Grounds for revocation of the regular license - Number of days of failing to remit the license fees upon the receipt of notice of default	30 days	30 days
Grounds for revocation of the regular license - Exceeding the Debt-to-equity ratio	2.33	2.33
Melco Resorts Leisure (PHP) Corporation [Member]
Commitments And Contingencies [Line Items]
Amount of surety bond required to ensure prompt and punctual remittance/payment of license fees	$ 1,971	₱ 100,000,000
Franchise tax on the gross revenue or earnings	5.00%	5.00%
PAGCOR [Member]
Commitments And Contingencies [Line Items]
Amount of surety bond required to ensure prompt and punctual remittance/payment of license fees	$ 1,971	₱ 100,000,000
High Roller Tables [Member]
Commitments And Contingencies [Line Items]
Monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR	15.00%	15.00%
Non-High Roller Tables [Member]
Commitments And Contingencies [Line Items]
Monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR	25.00%	25.00%
Slot Machines And Electronic Gaming Machines [Member]
Commitments And Contingencies [Line Items]
Monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR	25.00%	25.00%
Junket Operation [Member]
Commitments And Contingencies [Line Items]
Monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR	15.00%	15.00%